UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-249

Exact name of registrant as specified in charter:	Delaware Group Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Balanced Fund

July 31, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock – 60.89%
Consumer Discretionary – 5.12%
*†Charter Communications Class A	900	$ 3,654
Gap	244,900	4,212,280
*Limited Brands	171,800	4,148,970
*Mattel	162,800	3,729,748
		12,094,652
Consumer Staples – 5.35%
Heinz (H.J.)	97,300	4,257,848
Kimberly-Clark	65,600	4,412,912
Safeway	124,800	3,977,376
		12,648,136
Energy – 4.04%
Chevron	55,100	4,697,826
ConocoPhillips	60,000	4,850,400
		9,548,226
Financials – 13.87%
Allstate	73,900	3,927,785
Chubb	84,900	4,279,809
†Discover Financial Services	183,700	4,234,285
Hartford Financial Services Group	46,100	4,235,207
Huntington Bancshares	193,800	3,720,960
Morgan Stanley	69,500	4,438,966
Wachovia	80,600	3,805,126
*Washington Mutual	110,000	4,128,300
		32,770,438
Health Care – 10.87%
Abbott Laboratories	83,300	4,222,477
Baxter International	84,000	4,418,400
Bristol-Myers Squibb	153,900	4,372,299
Merck	92,400	4,587,660
Pfizer	174,900	4,111,899
Wyeth	81,900	3,973,788
		25,686,523
Industrials – 4.04%
Donnelley (R.R.) & Sons	111,900	4,728,894
*†Foster Wheeler	80	8,991
Waste Management	126,500	4,810,795
		9,548,680
Information Technology – 9.96%
Hewlett-Packard	108,500	4,994,255
Intel	212,600	5,021,612
International Business Machines	45,100	4,990,315
Motorola	233,900	3,973,961
†Xerox	260,900	4,555,314
		23,535,457
Materials – 1.72%
duPont (E.I.) deNemours	86,700	4,051,491
		4,051,491
Media – 0.02%
†Adelphia	20,000	6,550
†Adelphia Recovery Trust
Series ACC-1	19,628	1,727
Series Arahova	10,874	5,111
*†Century Communications	25,000	23

†Time Warner Cable Class A	589	22,511
		35,922
Telecommunications – 4.21%
AT&T	122,400	4,793,184
Verizon Communications	121,100	5,161,282
		9,954,466
Utilities – 1.69%
*Progress Energy	91,400	3,990,524
		3,990,524
Total Common Stock (cost $120,396,883)		143,864,515
Convertible Preferred Stocks – 0.08%
Citigroup Funding 4.583% 9/27/08 exercise price $29.50, expiration date 9/27/08	6,700	198,521
Total Convertible Preferred Stocks (cost $212,471)		198,521
Preferred Stock – 0.05%
Nexen 7.35%	4,520	113,497
Total Preferred Stock (cost $113,000)		113,497
	Principal
	Amount (U.S.$)

Agency Asset-Backed Securities – 0.07%
Fannie Mae Grantor Trust Series 2003-T4 2A5 4.907% 9/26/33	$ 125,152	124,600
•Fannie Mae Whole Loan Series 2002-W11 AV1 5.66% 11/25/32	39,191	39,192
Total Agency Asset-Backed Securities (cost $163,346)		163,792

Agency Collateralized Mortgage Obligations – 1.96%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26	109,569	113,223
Series 2003-122 AJ 4.50% 2/25/28	107,443	104,268
Series 2005-110 MB 5.50% 9/25/35	339,996	340,808
•Series 2006-M2 A2F 5.259% 5/25/20	530,000	509,830
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	86,148	92,340
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44	147,544	150,787
Series 2004-W11 1A2 6.50% 5/25/44	166,102	169,794
Freddie Mac
Series 1730 Z 7.00% 5/15/24	88,030	92,272
Series 2326 ZQ 6.50% 6/15/31	466,474	486,363
Series 2662 MA 4.50% 10/15/31	198,000	194,002
Series 2694 QG 4.50% 1/15/29	225,000	217,735
Series 2872 GC 5.00% 11/15/29	200,000	195,823
Series 2890 PC 5.00% 7/15/30	380,000	371,593
Series 2915 KP 5.00% 11/15/29	220,000	215,470
Series 3005 ED 5.00% 7/15/25	280,000	262,233
Series 3022 MB 5.00% 12/15/28	165,000	162,798
Series 3063 PC 5.00% 2/15/29	360,000	355,949
Series 3173 PE 6.00% 4/15/35	415,000	417,628
♦Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	176,024	179,632
Total Agency Collateralized Mortgage Obligations (cost $4,705,839)		4,632,548

Agency Mortgage-Backed Securities – 7.25%
Fannie Mae 6.50% 8/1/17	115,317	117,266
Fannie Mae Relocation 30 yr
5.00% 11/1/33	134,328	127,595
5.00% 1/1/34	165,616	157,188
5.00% 1/1/36	95,626	90,585
Fannie Mae S.F. 15 yr TBA
4.50% 8/1/22	475,000	452,438
5.00% 8/1/22	800,000	775,500
6.00% 8/1/22	165,000	166,006
Fannie Mae S.F. 30 yr
5.50% 3/1/29	388,473	377,124
5.50% 4/1/29	443,302	430,352
7.50% 6/1/31	67,483	70,511
Fannie Mae S.F. 30 yr TBA
5.00% 8/1/37	3,740,000	3,508,003
5.50% 8/1/37	5,375,000	5,191,072
6.00% 8/1/37	2,855,000	2,828,680
6.50% 8/1/37	480,000	484,875
•Freddie Mac ARM 5.838% 4/1/34	81,887	82,560
Freddie Mac Relocation 30 yr 5.00% 9/1/33	552,619	526,232

Freddie Mac S.F. 15 yr 4.00% 2/1/14	287,013	277,882
Freddie Mac S.F. 30 yr 7.00% 11/1/33	84,250	87,008
Freddie Mac S.F. 30 yr TBA 6.00% 8/1/37	425,000	421,613
GNMA S.F. 30 yr TBA
5.50% 8/1/37	475,000	462,754
6.00% 8/1/37	475,000	474,332
GNMA I S.F. 30 yr 7.50% 9/15/31	20,086	21,033
Total Agency Mortgage-Backed Securities (cost $17,085,253)		17,130,609

Agency Obligations – 1.41%
Fannie Mae
4.75% 3/12/10	115,000	114,425
^5.389% 10/9/19	805,000	418,926
Federal Home Loan Bank 4.25% 9/14/07	995,000	993,689
^Financing Corporation Interest Strip 5.142% 9/26/19	2,000,000	1,063,569
Freddie Mac 4.75% 1/19/16	100,000	96,294
^Resolution Funding Interest Strip 5.24% 10/15/25	1,670,000	654,333
Total Agency Obligations (cost $3,355,851)		3,341,236

Commercial Mortgage-Backed Securities – 2.99%
Bank of America Commercial Mortgage Securities
•Series 2005-6 AM 5.353% 9/10/47	100,000	95,794
•Series 2006-3 A4 5.889% 7/10/44	225,000	224,455
Series 2006-4 A4 5.634% 7/10/46	35,000	34,301
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16	260,000	259,807
•Citigroup Commercial Mortgage Trust Series 2007-C6 A4 5.889% 12/10/49	140,000	137,732
◆Commercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34	167,288	171,181
Series 2006-C7 A2 5.69% 6/10/46	140,000	140,472
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	75,000	74,304
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35	140,000	137,256
*Deutsche Mortgage and Asset Receiving Series 1998-C1 A2 6.538% 6/15/31	91,803	91,731
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	107,430	107,642
First Union National Bank-Bank of America Commercial Mortgage Trust
Series 2001-C1 C 6.403% 3/15/33	60,000	61,534
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	410,000	421,188
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	125,000	123,146
•#Series 2006-RR2 A1 144A 5.811% 6/23/46	175,000	171,619
•#Series 2006-RR3 A1S 144A 5.76% 7/18/56	290,000	272,322
Greenwich Capital Commercial Funding Series 2007-GG9 A4 5.444% 3/10/39	70,000	67,346
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	215,000	213,175
Series 2003-C1 A2 4.985% 1/12/37	362,000	351,060
•Series 2006-LDP7 AJ 6.066% 4/15/45	10,000	9,934
•#Series 2006-RR1A A1 144A 5.608% 10/18/52	160,000	155,795
Series 2007-CB18 A4 5.44% 6/12/47	335,000	321,656
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	69,343	69,575
Series 2002-C1 A4 6.462% 3/15/31	320,000	331,525
Merrill Lynch Mortgage Trust
#Series 2005-GGP1 E 144A 4.33% 11/15/10	105,000	104,401
#Series 2005-GGP1 F 144A 4.35% 11/15/10	105,000	104,390
•Series 2006-C1 ASB 5.843% 5/12/39	225,000	224,574
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-5 A1 4.275% 8/12/48	558,382	544,015
Series 2007-5 A4 5.378% 8/12/48	150,000	143,244
•Morgan Stanley Capital I
Series 2007-IQ14 A4 5.692% 4/15/49	175,000	170,708
Series 2007-T27 A4 5.804% 6/11/42	230,000	224,554
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	395,000	388,977
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	270,000	262,491
Series 2006-1 B 5.588% 2/15/36	85,000	84,355
Series 2006-1 C 5.707% 2/15/36	130,000	127,892
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C20 A5 5.087% 7/15/42	105,000	102,969
Series 2006-C28 A2 5.50% 10/15/48	265,000	263,575
Series 2007-C30 A3 5.246% 12/15/43	275,000	269,809
Total Commercial Mortgage-Backed Securities (cost $7,260,683)		7,060,504

Corporate Bonds – 9.99%
Banking – 0.99%
BAC Capital Trust XI 6.625% 5/23/36	75,000	74,933
Bank One 5.90% 11/15/11	65,000	66,376
Citigroup 6.125% 8/25/36	105,000	101,947
First Union Institutional Capital II 7.85% 1/1/27	265,000	275,576
JPMorgan Chase Capital XVIII 6.95% 8/17/36	55,000	52,875
*•JPMorgan Chase Capital XXI 6.305% 2/2/37	135,000	133,840
•Marshall & Ilsley Bank 5.63% 12/4/12	70,000	70,094
#Northern Rock 144A
5.625% 6/22/17	185,000	186,878
•6.594% 6/29/49	125,000	122,286
Popular North America
4.25% 4/1/08	325,000	321,744
•5.76% 4/6/09	135,000	135,698
Popular North America Capital Trust I 6.564% 9/15/34	90,000	82,205
•RBS Capital Trust I 4.709% 12/29/49	130,000	120,954
•#Vneshtorgbank 144A 5.955% 8/1/08	105,000	104,743
•VTB 24 Capital 6.18% 12/7/09	100,000	100,725
Wachovia 5.75% 6/15/17	120,000	117,835
#Wachovia Capital Trust I 144A 7.64% 1/15/27	250,000	259,653
		2,328,362
Basic Industry – 0.34%
AK Steel
7.75% 6/15/12	5,000	4,975
7.875% 2/15/09	15,000	15,075
#Algoma Acqusition 144A 9.875% 6/15/15	5,000	4,750
Bowater
*6.50% 6/15/13	5,000	4,050
9.00% 8/1/09	5,000	4,938
*9.50% 10/15/12	10,000	9,450
Catalyst Paper 8.625% 6/15/11	25,000	22,563
Freeport McMoRan Copper & Gold 8.25% 4/1/15	15,000	15,750
Georgia-Pacific 8.875% 5/15/31	25,000	23,875
Hexion US Finance 9.75% 11/15/14	15,000	16,125
Lubrizol 4.625% 10/1/09	165,000	162,144
Lyondell Chemical 8.00% 9/15/14	10,000	10,750
*#MacDermid 144A 9.50% 4/15/17	10,000	9,150
*#Momentive Performance Materials 144A 9.75% 12/1/14	15,000	14,475
‡#Port Townsend Paper 144A 11.00% 4/15/11	35,000	15,225
Potlatch 13.00% 12/1/09	15,000	17,018
#Sappi Papier Holding 144A 7.50% 6/15/32	20,000	17,568
*‡Solutia 6.72% 10/15/37	10,000	8,150
#Steel Dynamics 144A 6.75% 4/1/15	5,000	4,775
*#Stora Enso 144A 7.25% 4/15/36	120,000	118,540
*Tube City IMS 9.75% 2/1/15	10,000	9,775
United States Steel
6.05% 6/1/17	100,000	96,579
6.65% 6/1/37	85,000	79,723
Vale Overseas 6.25% 1/23/17	120,000	119,383
Witco 6.875% 2/1/26	5,000	4,175
		808,981
Brokerage – 0.48%
•Ameriprise Financial 7.518% 6/1/66	165,000	167,297
AMVESCAP
4.50% 12/15/09	320,000	314,198
5.625% 4/17/12	200,000	198,180
Bear Stearns 5.85% 7/19/10	175,000	174,579
E Trade Financial 8.00% 6/15/11	10,000	10,250
Jefferies Group 6.45% 6/8/27	125,000	119,539
LaBranche
9.50% 5/15/09	15,000	14,925
11.00% 5/15/12	20,000	19,700
#Lazard Group 144A 6.85% 6/15/17	65,000	65,249
•Lehman Brothers Holdings Capital Trust VIII 6.19% 5/29/49	40,000	38,674
		1,122,591
Capital Goods – 0.39%
*#Aleris International 144A 10.00% 12/15/16	10,000	9,000
Allied Waste North America
7.375% 4/15/14	5,000	4,738
7.875% 4/15/13	10,000	9,950
9.25% 9/1/12	5,000	5,206

*Baldor Electric 8.625% 2/15/17	5,000	5,150
*Berry Plastics Holding 8.875% 9/15/14	15,000	14,475
Casella Waste Systems 9.75% 2/1/13	25,000	25,375
Caterpillar 6.05% 8/15/36	50,000	48,961
*CPG International I 10.50% 7/1/13	10,000	9,750
General Electric 5.00% 2/1/13	330,000	322,558
Geo Subordinate 11.00% 5/15/12	10,000	9,900
*Graham Packaging 9.875% 10/15/14	10,000	9,450
*#Hawker Beechcraft Acquisition 144A 9.75% 4/1/17	5,000	4,963
Interface 10.375% 2/1/10	20,000	20,900
Intertape Polymer 8.50% 8/1/14	10,000	9,050
•Masco 5.66% 3/12/10	145,000	143,681
*#Mueller Water Products 144A 7.375% 6/1/17	5,000	4,700
Pactiv
5.875% 7/15/12	55,000	55,628
6.40% 1/15/18	45,000	45,656
#Penhall International 144A 12.00% 8/1/14	10,000	10,650
#Siemens Finance 144A 6.125% 8/17/26	135,000	131,652
*Smurfit-Stone Container Enterprises 8.00% 3/15/17	10,000	9,400
WCA Waste 9.25% 6/15/14	15,000	15,150
		925,943
Communications – 1.44%
‡Allegiance Telecom 11.75% 2/15/08	15,000	7,613
*American Tower 7.125% 10/15/12	25,000	24,625
AT&T
7.30% 11/15/11	215,000	229,759
8.00% 11/15/31	41,000	49,018
BellSouth 4.20% 9/15/09	130,000	127,196
#Broadview Networks Holdings 144A 11.375% 9/1/12	10,000	10,150
*CCH I Holdings 13.50% 1/15/14	25,000	24,875
•Centennial Communications 11.11% 1/1/13	10,000	10,200
Charter Communications Holdings 13.50% 1/15/11	35,000	35,963
Comcast
•5.66% 7/14/09	100,000	99,857
6.45% 3/15/37	50,000	47,710
Cox Communications 4.625% 1/15/10	155,000	151,491
Cricket Communications 9.375% 11/1/14	25,000	24,781
Dex Media West 9.875% 8/15/13	10,000	10,550
Embarq
6.738% 6/1/13	130,000	132,378
7.082% 6/1/16	125,000	125,088
•#Hellas Telecommunications Luxembourg II 144A 11.11% 1/15/15	15,000	14,925
Hughes Network Systems 9.50% 4/15/14	30,000	30,000
*Idearc 8.00% 11/15/16	10,000	9,525
¶Inmarsat Finance 10.375% 11/15/12	15,000	14,025
*Insight Communications 12.25% 2/15/11	5,000	5,188
*Insight Midwest 9.75% 10/1/09	14,000	14,000
*#LBI Media 144A 8.50% 8/1/17	5,000	4,875
*#Level 3 Financing 144A 8.75% 2/15/17	10,000	9,250
Mediacom Broadband 8.50% 10/15/15	5,000	4,800
Mediacom Capital 9.50% 1/15/13	35,000	34,738
*#MetroPCS Wireless 144A 9.25% 11/1/14	5,000	4,925
*#PAETEC Holding 144A 9.50% 7/15/15	5,000	4,800
*#Quebecor World 144A 9.75% 1/15/15	15,000	14,475
Qwest
7.50% 10/1/14	10,000	9,850
•8.61% 6/15/13	25,000	26,000
*RH Donnelley 8.875% 1/15/16	5,000	4,888
Rural Cellular
9.875% 2/1/10	15,000	15,638
•11.106% 11/1/12	5,000	5,075
*Sprint Capital 7.625% 1/30/11	260,000	273,572
Sprint Nextel
•5.76% 6/28/10	120,000	119,968
6.00% 12/1/16	35,000	33,087
•Telecom Italia Capital 5.97% 7/18/11	245,000	246,174

Telefonica Emisiones
•5.66% 6/19/09	130,000	129,821
5.984% 6/20/11	85,000	85,480
7.045% 6/20/36	75,000	76,621
Telefonos de Mexico 4.50% 11/19/08	310,000	306,935
Thomson 5.75% 2/1/08	130,000	130,226
Time Warner 5.50% 11/15/11	130,000	129,270
#Time Warner Cable 144A
5.40% 7/2/12	345,000	340,207
6.55% 5/1/37	20,000	19,164
Time Warner Telecom Holdings 9.25% 2/15/14	5,000	5,138
Triton PCS 8.50% 6/1/13	5,000	5,050
*#Univision Communications PIK 144A 9.75% 3/15/15	15,000	13,725
Viacom 5.75% 4/30/11	140,000	139,628
		3,392,297
Consumer Cyclical – 0.52%
*Accuride 8.50% 2/1/15	5,000	4,775
#Bristow Group 144A 7.50% 9/15/17	10,000	9,950
Carrols 9.00% 1/15/13	15,000	14,250
Corrections Corporation of America 7.50% 5/1/11	5,000	5,025
CVS Caremark 5.75% 6/1/17	59,000	56,579
•DaimlerChrysler Holding 5.805% 8/3/09	245,000	245,707
Federated Retail Holdings 5.35% 3/15/12	125,000	124,261
Ford Motor Credit
7.375% 10/28/09	20,000	19,318
7.80% 6/1/12	10,000	9,530
Gaylord Entertainment 8.00% 11/15/13	15,000	14,925
General Motors
6.375% 5/1/08	10,000	9,875
*8.375% 7/15/33	15,000	12,413
Global Cash Access 8.75% 3/15/12	5,000	5,125
GMAC 6.875% 9/15/11	185,000	172,181
#Goodyear Tire & Rubber 144A 8.625% 12/1/11	4,000	4,090
Harrah's Operating 6.50% 6/1/16	5,000	3,681
Isle of Capri Casinos 9.00% 3/15/12	5,000	5,244
*#KAR Holdings 144A 10.00% 5/1/15	20,000	17,700
Lear 8.75% 12/1/16	10,000	9,300
Majestic Star Casino 9.50% 10/15/10	20,000	20,300
Mandalay Resort Group
9.375% 2/15/10	5,000	5,138
9.50% 8/1/08	10,000	10,400
*#Michaels Stores 144A 11.375% 11/1/16	10,000	9,700
Neiman Marcus Group PIK 9.00% 10/15/15	10,000	10,475
NPC International 9.50% 5/1/14	15,000	13,875
*#OSI Restaurant Partners 144A 10.00% 6/15/15	5,000	4,375
Penney (J.C.)
6.375% 10/15/36	120,000	111,763
8.00% 3/1/10	95,000	100,454
#Pokagon Gaming Authority 144A 10.375% 6/15/14	20,000	21,500
Station Casinos 6.625% 3/15/18	15,000	12,075
¶Town Sports International 11.00% 2/1/14	10,000	9,250
*True Temper Sports 8.375% 9/15/11	5,000	4,200
#TRW Automotive 144A 7.25% 3/15/17	5,000	4,650
#USI Holdings 144A 9.75% 5/15/15	10,000	9,550
Wheeling Island Gaming 10.125% 12/15/09	125,000	127,188
*WMG Acquisition 7.375% 4/15/14	10,000	9,000
		1,227,822
Consumer Non-Cyclical – 0.43%
#Amgen 144A
5.85% 6/1/17	125,000	123,201
6.375% 6/1/37	120,000	114,460
#Aramark 144A 8.50% 2/1/15	15,000	14,213
#Cardtronics 144A 9.25% 8/15/13	5,000	4,825
*Chiquita Brands International 8.875% 12/1/15	10,000	8,650
#Community Health Systems 144A 8.875% 7/15/15	5,000	4,881
Constellation Brands 8.125% 1/15/12	12,000	12,120
CRC Health 10.75% 2/1/16	20,000	21,400
*DEL Laboratories 8.00% 2/1/12	10,000	9,000
HCA 6.50% 2/15/16	10,000	7,750
HealthSouth 10.75% 6/15/16	20,000	20,300

Kraft Foods 4.125% 11/12/09	85,000	82,422
Kroger 6.375% 3/1/08	185,000	185,810
Medtronic 4.375% 9/15/10	25,000	24,528
National Beef Packing 10.50% 8/1/11	20,000	20,100
Pilgrim's Pride
*8.375% 5/1/17	40,000	38,200
9.625% 9/15/11	10,000	10,213
*#Pinnacle Foods Finance 144A 10.625% 4/1/17	15,000	13,200
*#Rental Services 144A 9.50% 12/1/14	20,000	19,600
US Oncology 10.75% 8/15/14	10,000	10,150
*•#US Oncology Holdings PIK 144A 9.797% 3/15/12	15,000	13,950
UST 6.625% 7/15/12	55,000	57,346
*¶Vanguard Health Holding 11.25% 10/1/15	20,000	14,700
Williams Scotsman 8.50% 10/1/15	5,000	5,400
Wyeth
5.50% 2/1/14	150,000	147,747
5.95% 4/1/37	45,000	42,863
		1,027,029
Electric – 0.84%
•Alabama Power Capital Trust IV 4.75% 10/1/42	335,000	334,611
Avista 9.75% 6/1/08	10,000	10,353
#Caithness Coso Funding 144A 5.489% 6/15/19	136,068	134,405
‡#Calpine 144A 8.496% 7/15/09	19,550	20,723
•Dominion Resources 5.687% 5/15/08	130,000	130,196
FPL Group Capital
5.625% 9/1/11	150,000	151,339
•6.65% 6/17/67	60,000	58,937
*Midwest Generation 8.30% 7/2/09	10,315	10,573
•Nisource Finance 5.93% 11/23/09	125,000	125,097
Orion Power Holdings 12.00% 5/1/10	25,000	27,250
Pepco Holdings
5.50% 8/15/07	153,000	153,256
•5.985% 6/1/10	175,000	175,266
6.125% 6/1/17	60,000	59,671
#Power Contract Financing 144A 6.256% 2/1/10	84,907	85,816
PSE&G Funding Trust I 5.381% 11/16/07	225,000	224,827
Puget Sound Energy 5.483% 6/1/35	105,000	93,784
Southwestern Public Service 6.00% 10/1/36	190,000	184,860
		1,980,964
Energy – 0.82%
Anadarko Petroleum 6.45% 9/15/36	75,000	72,652
Apache
5.25% 4/15/13	115,000	113,345
5.625% 1/15/17	155,000	152,545
*Bluewater Finance 10.25% 2/15/12	10,000	10,513
Canadian Natural Resources 6.25% 3/15/38	2,000	1,918
#Canadian Oil Sands 144A 4.80% 8/10/09	145,000	143,061
Chesapeake Energy 6.625% 1/15/16	5,000	4,738
Compton Petroleum Finance 7.625% 12/1/13	20,000	18,800
Devon Energy 7.95% 4/15/32	30,000	35,206
El Paso 7.00% 6/15/17	5,000	4,827
#Energy Partners 144A 9.75% 4/15/14	5,000	4,775
*Geophysique-Veritas 7.75% 5/15/17	5,000	4,900
*#Hilcorp Energy I 144A
7.75% 11/1/15	15,000	14,100
9.00% 6/1/16	10,000	10,000
#Lukoil International Finance 144A
6.356% 6/7/17	100,000	94,410
6.656% 6/7/22	100,000	93,000
*Mariner Energy 8.00% 5/15/17	10,000	9,450
*Massey Energy 6.625% 11/15/10	5,000	4,688
Nexen 6.40% 5/15/37	48,000	46,501
*#OPTI Canada 144A
7.875% 12/15/14	5,000	4,925
8.25% 12/15/14	5,000	5,025
PetroHawk Energy 9.125% 7/15/13	10,000	10,350
Plains Exploration & Production 7.00% 3/15/17	5,000	4,488
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	165,000	164,663
*#Regency Energy Partners 144A 8.375% 12/15/13	10,000	10,350

•Secunda International 13.36% 9/1/12	15,000	15,338
#Seitel Acquisition 144A 9.75% 2/15/14	10,000	9,400
#Stallion Oilfield Services 144A 9.75% 2/1/15	5,000	4,875
Suncor Energy 6.50% 6/15/38	85,000	86,929
TNK-BP Finance 6.625% 3/20/17	240,000	227,615
#TNK-BP Finance 144A 6.625% 3/20/17	220,000	205,150
#VeraSun Energy 144A 9.375% 6/1/17	10,000	9,150
*Weatherford International 4.95% 10/15/13	340,000	322,222
*Whiting Petroleum 7.25% 5/1/13	10,000	9,400
		1,929,309
Finance Companies – 1.29%
•American Express 6.80% 9/1/66	375,000	383,912
#Capmark Financial Group 144A
5.875% 5/10/12	115,000	107,642
6.30% 5/10/17	350,000	310,582
*FTI Consulting 7.625% 6/15/13	30,000	29,700
•#Fuji JGB Investment 144A 9.87% 12/29/49	195,000	202,364
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	300,000	289,578
International Lease Finance 5.75% 6/15/11	175,000	175,992
Prudential Financial 6.10% 6/15/17	60,000	61,074
Residential Capital
*•5.86% 6/9/08	175,000	168,016
6.00% 2/22/11	125,000	115,304
6.125% 11/21/08	170,000	163,130
6.375% 6/30/10	147,000	138,470
•7.66% 11/21/08	90,000	86,550
SLM 5.40% 10/25/11	466,000	426,671
Washington Mutual 5.25% 9/15/17	115,000	106,342
•#Washington Mutual Preferred Funding II 144A 6.895% 12/31/49	300,000	294,728
		3,060,055
Industrial - Other – 0.01%
*#Mobile Services Group 144A 9.75% 8/1/14	10,000	10,550
*Trimas 9.875% 6/15/12	14,000	14,000
		24,550
Insurance – 0.94%
#HUB International Holdings 144A 10.25% 6/15/15	5,000	4,325
MetLife 5.00% 6/15/15	85,000	80,779
Montpelier Re Holdings 6.125% 8/15/13	55,000	53,731
#Mutual of Omaha 144A 6.80% 6/15/36	100,000	100,178
*#Nationwide Mutual Insurance 144A 7.875% 4/1/33	265,000	309,977
#Nippon Life Insurance 144A 4.875% 8/9/10	255,000	250,089
PMI Group 5.568% 11/15/08	200,000	199,000
St. Paul Travelers 5.01% 8/16/07	115,000	114,986
Travelers 6.25% 6/15/37	160,000	154,629
uŸ#Twin Reefs Pass Through Trust 144A 6.32% 12/31/49	400,000	401,272
Unitrin 6.00% 5/15/17	190,000	188,146
WellPoint
4.25% 12/15/09	190,000	184,960
5.875% 6/15/17	60,000	59,728
•XL Capital 6.50% 12/31/49	145,000	129,623
		2,231,423
Natural Gas – 0.54%
Enbridge 5.80% 6/15/14	30,000	29,749
Enterprise Products Operating
4.00% 10/15/07	285,000	284,046
4.625% 10/15/09	240,000	236,168
Inergy Finance 6.875% 12/15/14	15,000	14,025
Kinder Morgan Finance 5.35% 1/5/11	5,000	4,822
•Sempra Energy 5.83% 5/21/08	260,000	259,999
Valero Energy 6.625% 6/15/37	55,000	54,921
Valero Logistics Operations 6.05% 3/15/13	395,000	400,897
		1,284,627
Real Estate – 0.43%
American Real Estate Partners 8.125% 6/1/12	5,000	4,825
BF Saul REIT 7.50% 3/1/14	20,000	20,000
Developers Diversified Realty 4.625% 8/1/10	25,000	24,340
HRPT Properties Trust 6.25% 6/15/17	125,000	125,965
iStar Financial
5.15% 3/1/12	85,000	81,249
5.875% 3/15/16	150,000	134,850

*#Realogy 144A 12.375% 4/15/15	5,000	4,200
Regency Centers 5.875% 6/15/17	125,000	124,190
Rouse 7.20% 9/15/12	5,000	5,207
•#USB Realty 144A 6.091% 12/22/49	500,000	491,229
		1,016,055
Technology – 0.02%
#Freescale Semiconductor 144A
8.875% 12/15/14	15,000	13,763
*10.125% 12/15/16	5,000	4,425
*MagnaChip Semiconductor 8.00% 12/15/14	20,000	12,200
*Solectron Global Finance 8.00% 3/15/16	10,000	10,500
		40,888
Transportation – 0.51%
American Airlines 3.857% 7/9/10	220,803	210,315
*Continental Airlines 6.503% 6/15/11	135,000	136,161
Delta Air Lines 7.57% 11/18/10	95,000	96,426
#DP World 144A 6.85% 7/2/37	135,000	133,114
*#DP World Sukuk 144A 6.25% 7/2/17	100,000	98,122
#Erac USA Finance 144A 7.35% 6/15/08	450,000	455,311
Hertz 8.875% 1/1/14	15,000	15,075
¶H-Lines Finance Holdings 11.00% 4/1/13	22,000	21,945
Horizon Lines 9.00% 11/1/12	10,000	10,675
Kansas City Southern Railway 9.50% 10/1/08	10,000	10,313
Seabulk International 9.50% 8/15/13	15,000	16,088
		1,203,545
Total Corporate Bonds (cost $23,962,710)		23,604,441

Convertible Bonds – 0.12%
•U.S. Bancorp 3.61% 9/20/36 exercise price $38.28, expiration date 9/20/36	275,000	274,670
Total Convertible Bonds (cost $274,450)		274,670
Foreign Agencies – 0.09%
Pemex Project Funding Master Trust 6.125% 8/15/08	220,000	221,870
Total Foreign Agencies (cost $220,594)		221,870

Municipal Bonds – 0.72%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)	310,000	325,931
California State 5.00% 2/1/33	120,000	122,460
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	115,000	119,138
Illinois State Taxable Pension 5.10% 6/1/33	170,000	157,167
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29	220,000	234,456
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	210,000	221,256
Oregon State Taxable Pension 5.892% 6/1/27	200,000	203,102
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	100,000	98,950
West Virginia Tobacco Settlement Finance Authority 7.467% 6/1/47	220,000	222,501
Total Municipal Bonds (cost $1,682,844)		1,704,961

Non-Agency Asset-Backed Securities– 4.70%
•Ameriquest Mortgage Securities Series 2006-R1 A2C 5.51% 3/25/36	180,000	179,847
•Bank of America Credit Card Trust Series 2006-A10 A10 5.30% 2/15/12	2,875,000	2,873,811
#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16	92,254	89,955
•Chase Issuance Trust Series 2007-A11 A11 5.32% 7/16/12	1,500,000	1,497,105
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	250,000	257,172
•Series 2007-A6 A6 5.35% 7/12/12	2,000,000	1,998,800
Countrywide Asset-Backed Certificates
Series 2004-S1 A2 3.872% 3/25/20	9,075	8,933
•Series 2006-3 2A2 5.50% 6/25/36	495,000	493,930
•Series 2006-S7 A3 5.712% 11/25/35	515,000	512,261
•Series 2006-S9 A3 5.728% 8/25/36	235,000	233,712
#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35	132	66
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	290,000	293,055
•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	115,000	114,887
GSAMP Trust Series 2006-S3 A1 6.085% 5/25/36	63,443	57,676
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	119,047	114,856
•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 5.48% 3/25/37	425,000	420,076
Mid-State Trust
Series 11 A1 4.864% 7/15/38	103,711	97,675
Series 2004-1 A 6.005% 8/15/37	52,569	52,973
#Series 2006-1 A 144A 5.787% 10/15/40	84,427	82,818
Renaissance Home Equity Loan Trust
Series 2005-4 A2 5.399% 2/25/36	105,916	105,490
Series 2005-4 A3 5.565% 2/25/36	85,000	84,680
Series 2007-2 AF2 5.675% 6/25/37	95,000	94,887

•Residential Asset Securities
Series 2003-KS9 AI6 4.71% 11/25/33	169,424	165,129
Series 2006-KS3 AI3 5.49% 4/25/36	765,000	761,565
RSB Bondco Series 2007-A A2 5.723% 4/1/18	170,000	170,531
#Sharp Net Interest Margin Trust Series 2004-2N Note 144A 7.00% 1/25/34	7,041	3,525
#Sierra Receivables Funding Series 2003-2A A1 144A 3.03% 12/15/15	162,300	157,922
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	169,881	152,767
Series 2004-16XS A2 4.91% 8/25/34	28,453	28,316
Total Non-Agency Asset-Backed Securities (cost $11,143,301)		11,104,420
Non-Agency Collateralized Mortgage Obligations – 7.81%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	205,000	200,481
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	356,109	351,769
Series 2004-2 1A1 6.00% 3/25/34	260,855	257,268
Series 2005-3 2A1 5.50% 4/25/20	188,052	185,055
Series 2005-5 2CB1 6.00% 6/25/35	178,740	176,450
Series 2005-9 5A1 5.50% 10/25/20	223,170	219,334
•Bank of America Funding Securities Series 2006-F 1A2 5.173% 7/20/36	210,862	209,929
Bank of America Mortgage Securities
•Series 2003-D 1A2 7.281% 5/25/33	1,815	1,830
Series 2005-9 2A1 4.75% 10/25/20	296,532	287,872
•Bear Stearns Alternative A Trust
Series 2006-3 33A1 6.16% 5/25/36	272,597	274,996
Series 2006-3 34A1 6.165% 5/25/36	285,662	288,162
Bear Stearns Asset-Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	210,922	210,722
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	439,362	424,598
Citicorp Mortgage Securities Series 2006-3 1A4 6.00% 6/25/36	265,000	263,009
•Citigroup Mortgage Loan Trust Series 2007-AR5 1AB 5.625% 4/25/37	260,761	260,004
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	92,042	90,891
•Series 2004-J7 1A2 4.673% 8/25/34	58,101	57,714
•Series 2005-63 3A1 5.887% 11/25/35	306,572	307,323
Series 2006-2CB A3 5.50% 3/25/36	201,488	200,395
◆Countrywide Home Loan Mortgage Pass Through Trust
•Series 2004-12 1M 5.172% 8/25/34	200,954	200,563
Series 2005-23 A1 5.50% 11/25/35	332,010	317,951
Series 2005-29 A1 5.75% 12/25/35	364,395	356,636
Series 2006-1 A2 6.00% 3/25/36	137,102	134,746
Series 2006-1 A3 6.00% 3/25/36	56,454	55,184
Series 2006-17 A5 6.00% 12/25/36	103,217	103,591
•Series 2006-HYB3 3A1A 6.095% 5/20/36	268,124	271,216
•Series 2006-HYB4 1A2 5.64% 6/20/36	174,651	176,222
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	76,048	77,522
Series 2004-1 3A1 7.00% 2/25/34	48,710	49,654
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	91,854	96,402
•Series 2004-AR5 4A1 5.70% 10/25/34	173,736	173,402
•Series 2007-AR2 1A1 5.863% 8/25/37	132,936	132,770
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.187% 5/25/35	233,101	229,926
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	70,789	74,153
Series 1999-3 A 8.00% 8/19/29	114,920	121,084
Series 2005-RP1 1A3 8.00% 1/25/35	131,220	138,693
Series 2005-RP1 1A4 8.50% 1/25/35	63,354	67,542
GSR Mortgage Loan Trust Series 2006-1F 5A2 6.00% 2/25/36	97,036	94,853
•Indymac Index Mortgage Loan Trust Series 2005-AR25 1A21 5.848% 12/25/35	219,562	220,110
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.776% 2/25/35	272,833	267,040
Series 2005-A4 1A1 5.40% 7/25/35	298,253	295,920
Series 2005-A6 1A2 5.141% 9/25/35	375,000	366,801
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	223,235	222,524
Series 2006-1 3A3 5.50% 2/25/36	226,794	225,516

•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 5.923% 12/25/33	97,923	99,712
Series 2005-1 B1 5.417% 3/25/35	280,993	279,868
Series 2005-6 7A1 5.339% 6/25/35	186,271	184,652
MASTR Alternative Loans Trust Series 2003-6 3A1 8.00% 9/25/33	35,782	36,577
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	197,814	208,699
Series 2005-2 1A4 8.00% 5/25/35	157,470	166,937
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36	133,795	134,610
Nomura Asset Acceptance
Series 2005-WF1 2A2 4.786% 3/25/35	390,000	380,730
•Series 2006-AF1 1A2 6.159% 5/25/36	370,000	373,146
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	98,791	97,865
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	56,853	57,582
Series 2004-SL4 A3 6.50% 7/25/32	138,512	140,912
Series 2005-SL1 A2 6.00% 5/25/32	170,422	172,085
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.042% 9/25/36	240,640	242,607
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	182,615	181,915
Series 2005-22 4A2 5.373% 12/25/35	52,617	51,990
Series 2005-3XS A2 5.57% 1/25/35	34,604	34,615
Series 2006-5 5A4 5.555% 6/25/36	114,435	113,623
Structured Asset Securities
•Series 2002-22H 1A 6.944% 11/25/32	61,733	62,363
Series 2004-12H 1A 6.00% 5/25/34	211,265	208,294
•Series 2005-6 B2 5.345% 5/25/35	97,048	88,554
◆Washington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-9 3CB 5.50% 10/25/20	254,853	252,382
Series 2006-5 2CB3 6.00% 7/25/36	249,250	251,417
◆Washington Mutual Pass Through Certificates
Series 2004-CB3 4A 6.00% 10/25/19	317,943	318,549
•Series 2006-AR8 1A5 5.895% 8/25/46	48,519	48,902
•Series 2006-AR8 2A3 6.134% 8/25/36	32,823	33,164
•Series 2006-AR10 1A1 5.945% 9/25/36	251,001	252,096
•Series 2006-AR14 1A4 5.65% 11/25/36	267,780	268,511
•Series 2007-HY3 4A1 5.352% 3/25/37	506,438	504,367
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 5.291% 9/25/34	105,848	106,797
Series 2005-12 1A7 5.50% 11/25/35	356,398	339,414
Series 2005-14 2A1 5.50% 12/25/35	415,757	398,153
Series 2005-17 1A1 5.50% 1/25/36	309,731	296,519
Series 2005-17 1A2 5.50% 1/25/36	281,994	268,555
•Series 2005-AR16 6A4 5.00% 10/25/35	304,107	301,964
Series 2006-2 3A1 5.75% 3/25/36	521,734	507,532
Series 2006-4 2A3 5.75% 4/25/36	107,198	105,185
•Series 2006-AR4 1A1 5.862% 4/25/36	392,583	394,004
•Series 2006-AR4 2A1 5.777% 4/25/36	560,176	560,949
•Series 2006-AR6 7A1 5.115% 3/25/36	514,814	506,666
•Series 2006-AR10 5A1 5.599% 7/25/36	236,493	236,407
•Series 2006-AR11 A7 5.518% 8/25/36	289,422	288,065
•Series 2006-AR12 1A2 6.026% 9/25/36	145,531	146,845
Total Non-Agency Collateralized Mortgage Obligations (cost $18,565,909)		18,441,602

U.S. Treasury Obligations – 3.74%
U.S. Treasury Bonds 4.50% 2/15/36	3,305,000	3,091,210
U.S. Treasury Inflation Index Bonds 2.00% 1/15/26	309,018	288,232
U.S. Treasury Inflation Index Notes
2.00% 1/15/14	534,470	519,439
¥2.375% 4/15/11	476,599	473,918
2.375% 1/15/17	1,195,914	1,186,571
2.50% 7/15/16	77,213	77,562
3.00% 7/15/12	208,139	213,701
3.625% 1/15/08	154,430	153,972
U.S. Treasury Notes
4.50% 5/15/10	540,000	539,494
4.50% 5/15/17	1,313,000	1,285,407
4.625% 7/31/09	69,000	69,102
4.625% 7/31/12	604,000	604,803
*^U.S. Treasury Strip 4.293% 11/15/13	455,000	339,935
Total U.S. Treasury Obligations (cost $8,738,269)		8,843,346

	Number of
	Shares
Future Call Option – 0.03%
U.S. Bond Future Option 12/31/07	44	66,688
Total Future Call Option (cost $32,531)		66,688

	Principal
	Amount (U.S.$)
Repurchase Agreements – 3.77%
With BNP Paribas 5.08% 8/1/07
(dated 7/31/07, to be repurchased at $3,954,558,
collateralized by $1,274,000 U.S. Treasury Notes
2.75% due 8/15/07, market value $1,289,073
and $2,706,000 U.S. Treasury Notes 5.625% due 5/15/08,
market value $2,752,268)	$3,954,000	3,954,000
With Cantor Fitzgerald 5.07% 8/1/07
(dated 7/31/07, to be repurchased at $2,157,304,
collateralized by $642,000 U.S. Treasury Notes
3.375% due 9/15/09, market value $633,812
and $1,510,000 U.S. Treasury Notes 5.00% due 8/15/11,
market value $1,566,575)	2,157,000	2,157,000
With UBS Warburg 5.06% 8/1/07
(dated 7/31/07, to be repurchased at $2,803,394,
collateralized by $2,838,000 U.S. Treasury Notes 4.875%
due 6/30/09, market value $2,861,858)	2,803,000	2,803,000
Total Repurchase Agreements (cost $8,914,000)		8,914,000

Total Value of Securities Before Securities Lending Collateral – 105.67%
(cost $226,827,934)		249,681,220

Securities Lending Collateral** – 6.50%
Short-Term Investments – 6.50%
Bank of America 5.385% 8/1/07	4,953,266	4,953,266
Morgan Stanley 5.32% 8/1/07	10,401,969	10,401,969
Total Securities Lending Collateral (cost $15,355,235)		15,355,235

Total Value of Securities – 112.17%
(cost $242,183,169)		265,036,455 ©
Obligation to Return Securities Lending Collateral** – (6.50%)		(15,355,235)
Liabilities Net of Receivables and Other Assets (See Notes) – (5.67%)z		(13,405,021)
Net Assets Applicable to 12,699,683 Shares Outstanding – 100.00%		$236,276,199

*Fully or partially on loan.
†Non-income producing security for the period ended July 31, 2007.
•Variable rate security. The rate shown is the rate as of July 31, 2007.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^Zero coupon security. The rate shown is the yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2007, the aggregate amount of Rule 144A securities equaled $10,165,666, which represented 4.30% of the Fund’s net assets. See Note 6 in "Notes."
‡Non-income producing security. Security is currently in default.
¶Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¥Fully or partially pledged as collateral for financial futures contracts.
**See Note 5 in "Notes."
©Includes $14,813,419 of securities loaned.
zOf this amount, $16,524,639 represents payable for securities purchased as of July 31, 2007.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security assurance
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions

MBIA – Insured by the Municipal Bond Insurance Association
NIM – Net Interest Margin
PIK – Pay-in-Kind
REIT – Real Estate Investment Trust
S.F. – Single Family
TBA – To be announced
yr – Year

The following futures contracts and swap contracts were outstanding at July 31, 2007:
Futures Contracts1

					Unrealized
Contracts		Notional Cost	Notional		Appreciation
to Buy (Sell)		(Proceeds)	Value	Expiration Date	(Depreciation)
(54)	U.S. Treasury 5 year Notes	$(5,646,844)	$(5,695,313)	9/30/07	$ (48,469)
64	U.S. Treasury 10 year Notes	6,806,773	6,875,000	9/30/07	68,227
(8)	U.S. Treasury long Bond	(859,381)	(880,500)	9/30/07	(21,119)
					$ (1,361)

Swap Contracts2
Index Swap Contracts

			Unrealized
Notional Amount	Expiration Date	Description	Depreciation
$450,000	12/31/07	Agreement with Bank of America to receive the notional amount multiplied by the BOFA 10 yr Commercial MBS Index AAA adjusted by a spread of 0.15% and to pay the notional amount multiplied by the fixed rate of 6.78%.	$(11,406)

Credit Default Swap Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Amount	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Beazer Homes
5 yr CDS IndexCo	$250,000	3.08%	6/20/12	$ 56,929
CDS IndexCo ABX
Home Equity BBB-Index 06-1	400,000	2.67%	7/25/45	150,380
CDX.N.A
High Yield-8 CDS IndexCo	270,000	2.75%	6/20/12	3,974
IG.HVOL 8-1 CDS IndexCo	675,000	0.75%	6/20/12	(1,767)
JPMorgan Chase
CDS IndexCo ABX
Home Equity BBB-Index 06-1	800,000	2.67%	7/25/45	213,285
LCDX.NA.8 CDS IndexCo	360,000	1.20%	6/20/12	(2,772)
Lehman Brothers
Capmark Financial Group
5 yr CDS IndexCo	125,000	1.65%	9/20/12	6,002
5 yr CDS IndexCo	105,000	2.42%	9/20/12	1,672
CDX.NA, XO-8
CDS IndexCo	1,020,000	1.40%	6/20/12	22,363
Centex 5 yr CDS IndexCo	333,000	1.52%	9/20/12	8,221
Gannet 7 yr CDS IndexCo	222,000	0.88%	9/20/14	797
New York Times 7 yr CDS IndexCo	222,000	0.75%	9/20/14	2,167
Sara Lee 7 yr CDS IndexCo	222,000	0.60%	9/20/14	1,479
V.F. 5 yr CDS IndexCo	157,500	0.40%	9/20/12	(305)
				462,425

Protection Sold:
Lehman Brothers
Beazer Homes
5 yr CDS IndexCo	$(250,000)	3.43%	6/20/12	$(54,315)
Residential Capital
5 yr CDS IndexCo	(107,000)	4.60%	9/20/12	-
Reynolds American
5 yr CDS IndexCo	(444,000)	1.00%	9/20/12	(5,416)
				$(59,731)

Interest Rate Swap Contracts

Swap Counterparty &	Notional	Annual Protection	Termination	Unrealized
Referenced Obligation	Amount	Payments	Date	Depreciation
Goldman Sachs 5 yr IRS	3,045,000	5.355%	5/2/12	$(30,282)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 3 in “Notes.”
[2] See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds I - Delaware Balanced Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$242,606,643
Aggregate unrealized appreciation	$ 26,920,553
Aggregate unrealized depreciation	(4,490,741)
Net unrealized appreciation	$ 22,429,812

For federal income tax purposes, at October 31, 2006, capital loss carryforwards of $33,589,445 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $27,807,537 expires in 2010; and $5,781,908 expires in 2011.

3. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and credit default swap (CDS) contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a Credit Event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a Credit Event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended July 31, 2007, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a Credit Event or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

5. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At July 31, 2007, the market value of securities on loan was $14,813,419, for which cash collateral was received and invested in accordance with the Lending Agreement. Such Investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

6. Credit and Market Risk
The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At July 31, 2007, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

7. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

8. Change in Custodian
On August 9, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburg, PA 15285, became the Fund’s custodian.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: